Average Annual Total Returns	0 Months Ended
Feb. 28, 2012
(Institutional) | (Delaware Diversified Income Fund) | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Label	(lifetime: 10/28/02-12/31/11)
1 Year	7.84%
5 Years	6.50%
Lifetime	5.50%
(Institutional) | (Delaware Diversified Income Fund) | Institutional Class
Average Annual Return:
Label	(lifetime: 10/28/02-12/31/11)
1 Year	6.53%
5 Years	8.38%
Lifetime	8.53%
(Institutional) | (Delaware Diversified Income Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
Label	(lifetime: 10/28/02-12/31/11)
1 Year	4.26%
5 Years	5.82%
Lifetime	5.69%
(Institutional) | (Delaware Diversified Income Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	(lifetime: 10/28/02-12/31/11)
1 Year	4.50%
5 Years	5.70%
Lifetime	5.62%
(Retail) | (Delaware Diversified Income Fund) | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Retail) | (Delaware Diversified Income Fund) | Class A
Average Annual Return:
1 Year	1.63%
5 Years	7.16%
10 Years	7.68%
(Retail) | (Delaware Diversified Income Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(0.44%)
5 Years	4.72%
10 Years	5.17%
(Retail) | (Delaware Diversified Income Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.31%
5 Years	4.70%
10 Years	5.10%
(Retail) | (Delaware Diversified Income Fund) | Class B
Average Annual Return:
Label	(lifetime: 10/28/02-12/31/11)
1 Year	1.51%
5 Years	7.10%
Lifetime	7.57%
(Retail) | (Delaware Diversified Income Fund) | Class C
Average Annual Return:
Label	(lifetime: 10/28/02-12/31/11)
1 Year	4.60%
5 Years	7.34%
Lifetime	7.48%
(Retail) | (Delaware Diversified Income Fund) | Class R
Average Annual Return:
Label	(lifetime: 06/02/03-12/31/11)
1 Year	6.00%
5 Years	7.85%
Lifetime	6.90%
(Retail) | (Delaware International Bond Fund) | Barclays Capital Global Aggregate ex-USD Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.36%
5 Years	6.42%
10 Years	8.29%
(Retail) | (Delaware International Bond Fund) | Class A
Average Annual Return:
1 Year	(0.31%)
5 Years	6.98%
10 Years	8.94%
(Retail) | (Delaware International Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(8.32%)
5 Years	2.99%
10 Years	5.72%
(Retail) | (Delaware International Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.23%)
5 Years	3.66%
10 Years	5.86%
(Institutional) | (Delaware U.S. Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(Institutional) | (Delaware U.S. Growth Fund) | Institutional Class
Average Annual Return:
1 Year	8.00%
5 Years	2.63%
10 Years	1.94%
(Institutional) | (Delaware U.S. Growth Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	7.95%
5 Years	2.60%
10 Years	1.92%
(Institutional) | (Delaware U.S. Growth Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.20%
5 Years	2.24%
10 Years	1.66%
(Retail) | (Delaware U.S. Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(Retail) | (Delaware U.S. Growth Fund) | Class A
Average Annual Return:
1 Year	1.54%
5 Years	1.17%
10 Years	1.05%
(Retail) | (Delaware U.S. Growth Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	1.54%
5 Years	1.17%
10 Years	1.05%
(Retail) | (Delaware U.S. Growth Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.00%
5 Years	1.00%
10 Years	0.90%
(Retail) | (Delaware U.S. Growth Fund) | Class B
Average Annual Return:
1 Year	2.92%
5 Years	1.17%
10 Years	1.06%
(Retail) | (Delaware U.S. Growth Fund) | Class C
Average Annual Return:
1 Year	5.98%
5 Years	1.60%
10 Years	0.92%
(Retail) | (Delaware U.S. Growth Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03–12/31/11)
1 Year	7.44%
5 Years	2.12%
Lifetime	4.59%